February 7, 2005




BY EDGAR AND FACSIMILE
----------------------

Amit Pande
Staff Accountant
Division of Corporation Finance, Mail Stop 4-8
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

           Re:      Sutter Holding Company, Inc.
                    Form 8-K filed October 15, 2004
                    Form 8-K/A filed October 19, 2004
                    Form 8-K/A filed December 3, 2004
                    SEC File No. 1-15733

Dear Mr. Pande:

     We filed today a Form 8-K/A to include the terminated auditor's letter, as of a current date, covering their review of, and agreement with, the disclosures regarding their firm which were included in the amended report.

     Please contact me at any time with any questions or comments you may have concerning this filing.

                                            Very truly yours,



                                            Paul J. Derenthal

cc:   Mr. William G. Knuff, III